COMMITMENTS AND CONTINGENCIES	12 Months Ended
Feb. 28, 2017
Commitments and Contingencies Disclosure [Abstract]
Commitments Contingencies and Guarantees [Text Block]
20.	COMMITMENTS AND CONTINGENCIES

Lease commitment

The Group leases certain office premises under non-cancellable leases, the term of which are fifteen years or less and are renewable upon negotiation. Rental expenses under operating leases for the years ended February 28, 2015, February 29, 2016 and February 28, 2017 were $58,047,539, $82,257,681and $148,640,828, respectively.

Future minimum payments under non-cancellable operating leases as of February 28, 2017 were as follows:

Fiscal year ending
February 2018	$171,532,978
February 2019	166,678,297
February 2020	149,165,037
February 2021	123,118,320
February 2022	97,004,388
Thereafter	166,778,464
Total	$874,277,484

Investment commitment

The Group was obligated to pay $25,705,255 for the long-term investments under various arrangements as of February 28, 2017.

Capital commitment

As of February 28, 2017, the Group had outstanding capital commitments totaling $38,260,533, mainly relating to capital expenditures of property and equipment.

Contingencies

As of February 28, 2017, the Group is in the process of preparing filings and applying for permits of certain learning centers. Since the contingent liability related to not meeting the filing requirements cannot be reasonably estimated, the Group did not record any liabilities pertaining to this.